PGIM Jennison Technology Fund
Schedule of Investments as of July 31, 2024 (unaudited)
Description	Shares	Value
Long-Term Investments 95.6%
Common Stocks
Biotechnology 2.1%
Amgen, Inc.	2,448	$813,887
Broadline Retail 2.5%
Amazon.com, Inc.*	5,288	988,750
Electric Utilities 1.0%
Constellation Energy Corp.	2,159	409,778
Electrical Equipment 5.4%
Eaton Corp. PLC	2,630	801,598
Schneider Electric SE	2,045	492,917
Vertiv Holdings Co. (Class A Stock)	10,446	822,100
		2,116,615
Electronic Equipment, Instruments & Components 1.5%
Keysight Technologies, Inc.*	4,229	590,242
Entertainment 2.3%
Netflix, Inc.*	1,469	923,046
Financial Services 0.8%
Mastercard, Inc. (Class A Stock)	682	316,250
Health Care Equipment & Supplies 1.1%
Intuitive Surgical, Inc.*	956	425,047
Hotels, Restaurants & Leisure 1.9%
Airbnb, Inc. (Class A Stock)*	5,344	745,809
Independent Power & Renewable Electricity Producers 1.0%
Vistra Corp.	4,787	379,226
Interactive Media & Services 1.0%
Meta Platforms, Inc. (Class A Stock)	835	396,483
IT Services 2.4%
MongoDB, Inc.*	2,510	633,424
Snowflake, Inc. (Class A Stock)*	2,464	321,256
		954,680

PGIM Jennison Technology Fund
Schedule of Investments as of July 31, 2024 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Media 2.1%
Trade Desk, Inc. (The) (Class A Stock)*	8,992	$808,201
Pharmaceuticals 1.6%
AstraZeneca PLC (United Kingdom), ADR	7,889	624,414
Semiconductors & Semiconductor Equipment 39.0%
Advanced Micro Devices, Inc.*	4,683	676,600
Analog Devices, Inc.	2,620	606,215
ARM Holdings PLC, ADR*	5,118	737,862
ASML Holding NV (Netherlands)	750	702,525
Broadcom, Inc.	25,810	4,147,151
Camtek Ltd. (Israel)	11,615	1,219,575
Lam Research Corp.	1,116	1,028,104
NVIDIA Corp.	44,332	5,187,731
Onto Innovation, Inc.*	3,457	661,324
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan), ADR	2,402	398,252
		15,365,339
Software 23.2%
Adobe, Inc.*	949	523,516
Crowdstrike Holdings, Inc. (Class A Stock)*	2,496	578,972
CyberArk Software Ltd.*	854	218,948
Datadog, Inc. (Class A Stock)*	4,147	482,877
Fair Isaac Corp.*	402	643,200
HubSpot, Inc.*	1,589	789,781
Microsoft Corp.	7,583	3,172,348
Salesforce, Inc.	2,632	681,162
ServiceNow, Inc.*	1,421	1,157,248
Synopsys, Inc.*	1,560	870,979
		9,119,031
Technology Hardware, Storage & Peripherals 6.7%
Apple, Inc.	11,893	2,641,197

Total Long-Term Investments (cost $22,800,943)		37,617,995

PGIM Jennison Technology Fund
Schedule of Investments as of July 31, 2024 (unaudited) (continued)
Description	Shares	Value

Short-Term Investment 4.4%
Affiliated Mutual Fund
PGIM Core Government Money Market Fund (7-day effective yield 5.561%) (cost $1,734,047)(wb)	1,734,047	$1,734,047

TOTAL INVESTMENTS 100.0% (cost $24,534,990)		39,352,042
Other assets in excess of liabilities 0.0%		13,142

Net Assets 100.0%		$39,365,184

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

ADR—American Depositary Receipt

*	Non-income producing security.
(wb)	Represents an investment in a Fund affiliated with the Manager.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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